ACQUISITION (Details) (USD $)				0 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 22, 2013 Vaporfection International Inc. [Member]	Mar. 22, 2013 Vaporfection International Inc. [Member]	Jun. 30, 2014 Vaporfection International Inc. [Member]	Mar. 31, 2014 Vaporfection International Inc. [Member]	Dec. 31, 2013 Vaporfection International Inc. [Member]
ACQUISITION (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					100.00%
Business Acquisition, Equity Interest Issued or Issuable, Description				The Company issued 260,854 warrants to shareholders of VII allowing them to purchase one (1) share of the Company’s common stock at $.001 per share beginning April 1, 2014.	The Company issued 260,854 warrants to shareholders of VII allowing them to purchase one (1) share of Medbox common stock at $.001 per share beginning April 1, 2014.
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)				260,854	260,854			1,285,553
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.001	$ 0.001			$ 0.001
Fair Value Assumptions, Exercise Price (in Dollars per share)					$ 4.47
Business Combination, Consideration Transferred, Liabilities Incurred				$ 470,000	$ 470,000
Business Combination, Consideration Transferred				1,635,000	1,635,000
Finite-Lived Intangible Asset, Useful Life				10 years	10 years
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				7 years	7 years
Goodwill	1,100,037	1,090,037	0		895,000
Increase (Decrease) in Other Accounts Payable and Accrued Liabilities				195,000			10,000	195,000
Goodwill, Period Increase (Decrease)				$ 195,000		$ 205,000
Business Combination, Contingent Consideration Arrangements, Description				In addition to the above warrants, the purchase agreement and associated consulting contract with the prior management company of the business unit calls for additional shares to be issued in the event that the performance of the business unit exceeds $11,818,140 of accumulated EBITBA profitability over the subsequent four year operating period. The Company’s issuance of the additional shares is contingent upon future events and accordingly has treated the achievement of that performance provision as being remote and consequently has not assigned any future value to the purchase price.	In addition, to the above warrants the purchase agreement and associated consulting contract with the prior management company of the business unit calls for additional shares of common stock to be issued in the event that the performance of the business unit exceeds $11,818,140 of accumulated EBITBA profitability over the subsequent 4 year operating period.